FINANCIAL INSTRUMENTS (Details Textual) ha in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) ha	Dec. 31, 2017 USD ($)	Sep. 29, 2011 USD ($)
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ 12,571	$ 17,785
Trade receivables	$ 763,730	$ 719,953
Number of debtors | ha	2,265
Provision of guarantees, Debtors	$ 58,940
Percentage of secured trade receivables	93.40%
Percentage of unsecured trade receivables	6.60%
Description of average payable period	As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Pulp [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	51.10%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Proportion of variable interest rate borrowings	15.60%	14.00%
Currency risk [member] | Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 2.14% (equivalent to ThU.S.$ -/+ 15,524), and +/- 0.13% of equity (equivalent to ThU.S.$ -/+ 9,314).
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 0.008% (equivalent to ThU.S.-/+$56) and a change on the equity of +/- 0.0008% (equivalent to ThU.S. -/+$56).
Interest Rate Risk [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.25% (equivalent to ThU.S.$-/+ 1,823) and +/- 0.01% (equivalent to ThU.S.$-/+ 1,094) on equity.
Commodity price risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance.With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/-29.69% (equivalent to ThU.S.$ -/+ 215,781) on the income for the year after tax and +/- 1.76% (equivalent to ThU.S.$129,468) on equity.
IDB Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted			$ 454
Finnevera Guaranteed Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted			$ 900
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 47
Financial guarantee granted	47,411
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	624
Financial guarantee granted	624,388
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 424,278
Percentage of entity's revenue	50.36%
Letter of credit customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	48.74%
Other type of customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	0.91%